Fair Value of Assets Acquired and Liabilities Assumed - Agarigen, Inc. (Detail) (Agarigen, Inc. [Member], USD $) In Thousands, unless otherwise specified	Jan. 26, 2011
Agarigen, Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 334
Trade receivables	53
Other receivables	436
Prepaid expenses and other	11
Property and equipment	30
Intangible assets	3,122
Other assets	3
Total assets acquired	3,989
Accounts payable	60
Accrued compensation and benefits	65
Other accrued liabilities	91
Total liabilities assumed	216
Net assets acquired	$ 3,773